STOCK, OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
STOCK, OPTIONS AND WARRANTS [Abstract]
Schedule of Stock Option Activity
A summary of activity under the Employee Stock Plans for the periods ended September 30, 2014 and December 31, 2013 is presented below:

Weighted
Average
	Options	Exercise Price
Outstanding – December 31, 2012	2,000,000	$3.00
Granted	-	$-
Exercised	-	$-
Forfeited or Expired	-	$-
Distributed	-	$-
Outstanding/exercisable – December 31, 2013	2,000,000	$3.00
Granted	-	$-
Exercised	-	$-
Forfeited or Expired	-	$-
Distributed	-	$-
Outstanding/exercisable – September 30, 2014	2,000,000	$0.10

A summary of activity under the Employee Stock Plans for the years ended December 31, 2013 and 2012 is presented below:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2011	2,000,000		$2.91
Granted	-		$-
Exercised	-		$-
Forfeited or Expired	-		$-
Distributed	-		$-
Outstanding/exercisable – December 31, 2012	2,000,000		$2.91
Granted	-		$-
Exercised	-		$-
Forfeited or Expired	-		$-
Distributed	-		-
Outstanding/exercisable – December 31, 2013	2,000,000	$	$ 2.91

Schedule of Warrants Outstanding
The following table summarizes information about outstanding warrants at September 30, 2014 and December 31, 2013:

		Remaining Contractual	Weighted Average
	Number Outstanding	Life in Years	Exercise Price
12/31/2013	20,300,000	6.80	$0.05
9/30/2014	20,300,000	6.42	$0.05

The following table summarizes information about outstanding warrants at December 31, 2013 and 2012:

	Number Outstanding	Remaining Contractual Life in Years	Weighted Average Exercise Price

2012	300,000	1.50	0.50
2013	20,300,000	6.80	0.05